AMERICAN EXPRESS
Financial Direct

Strategist Growth Fund, Inc.

1999 Annual Report


Strategist Growth Fund
Strategist Growth Trends Fund
Strategist Special Growth Fund

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Table of Contents
From the Portfolio Managers                                               2
The Fund's Long-term Performance                                          8
Independent Auditors' Report (Strategist Growth Fund, Inc.)              13
Financial Statements (Strategist Growth Fund, Inc.)                      14
Notes to Financial Statements (Strategist Growth Fund, Inc.)             19
Federal Income Tax Information (Strategist Growth Fund, Inc.)            27
Independent Auditors' Report (Growth Portfolio)                          29
Financial Statements (Growth Portfolio)                                  30
Notes to Financial Statements (Growth Portfolio)                         33
Investments in Securities (Growth Portfolio)                             37
Independent Auditors' Report (Growth Trends Portfolio)                   43
Financial Statements (Growth Trends Portfolio)                           44
Notes to Financial Statements (Growth Trends Portfolio)                  47
Investments in Securities (Growth Trends Portfolio)                      52
Independent Auditors' Report (Aggressive Growth Portfolio)               63
Financial Statements (Aggressive Growth Portfolio)                       64
Notes to Financial Statements (Aggressive Growth Portfolio)              67
Investments in Securities (Aggressive Growth Portfolio)                  71

(picture of) Mitzi Malevich
Mitzi Malevich
Portfolio manager

From the Portfolio Manager

Strategist Growth Fund

Despite a severe setback at the outset of the period, Strategist Growth Fund enjoyed a very productive fiscal year. For the 12 months -- August 1998 through July 1999 -- the total return was 20.30%. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by a like amount at that time.)

As the period began, the fallout from crumbling economies in Asia, Russia and Latin America was taking a toll on U.S. stocks. The prevailing view was that American companies' profits would suffer because of reduced business overseas, and that technology-related companies -- a core area of investment for the Fund -- were especially vulnerable. The result was heavy stock-selling that, in August alone, drove the Fund's value down by nearly 20%.

But, in another display of the remarkable resilience it has shown in recent years, the market eventually righted itself and began a tentative advance. Soon, buoyed by three reductions in short-term interest rates by the Federal Reserve Board last fall, the recovery turned into a roaring rally that lasted until spring. From that point, a steady rise in long-term interest rates kept stocks off balance much of the time.

TECH LEADS THE WAY
Leading the list of top contributors for the period as a whole were technology/ telecommunications stocks, easily the largest investment exposure for the Fund. Prominent performers included Microsoft, Cisco Systems, MCI Worldcom, EMC and Tellabs. Early in the period, I increased the technology exposure by adding to several holdings that had experienced price declines. That additional buying, along with subsequent substantial price run-ups in a number of stocks, pushed the technology/telecommunications exposure to more than 50% of total Fund assets at times. Most of the rest of the portfolio consisted of health care, financial services, retailing and utilities stocks.

STRATEGIST GROWTH FUND, INC.

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Also  working  in  the  Fund's  favor  was  the  Fund's   fundamental  focus  on
large-capitalization stocks, which most often led the market's advances during the 12 months. Late in the period, these "large-caps" sometimes gave way to small and mid-cap issues as investors began to shy away from the lofty prices carried by many large-caps.

As the new fiscal year begins, I expect the stock market to remain quite volatile as investors try to sort out several factors, the most important being the strength of corporate earnings, the future rate of inflation and, therefore, the direction of interest rates, and the potential impact of the Y2K computer bug on the economy. My view is that the good news ultimately will outweigh the bad, and that investments in robust companies that participate in fast-growing areas of the economy will prove rewarding.


Mitzi Malevich

                                                           ANNUAL REPORT - 1999

(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio manager

From the Portfolio Manager

Strategist Growth Trends

Strategist Growth Trends Fund overcame a steep decline at the outset of the past fiscal year to post a healthy gain for the period as a whole. For the 12 months -- August 1998 through July 1999 -- the Fund generated a total return of 19.92%. (A portion of the return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by a like amount.)

The U.S. stock market was in the throes of a sell-off when the period began. Worried about worsening economic problems in Asia, Russia and Latin America, investors concluded that American corporate profits were at considerable risk. Most vulnerable, they reasoned, were technology companies, whose stocks were hit especially hard during the decline. For the Fund, the result was a loss of nearly 16% in August 1998.

That was a deep hole to climb out of, but stocks wasted no time in doing it. Supported in large part by three reductions in short-term interest rates by the Federal Reserve Board, the market made up all of its lost ground by the end of November, then followed that with two more months of strong gains. From that point, gains became more difficult to come by, as a steady rise in long-term interest rates kept stocks off balance much of the time.

LARGE-CAPS STILL LEAD THE PACK
The large-capitalization growth stocks that have been the mainstays of the Fund for several years continued to prove their worth during the period. General Electric, Cisco Systems, Microsoft, Pfizer, IBM, Wal-Mart and Texas Instruments -- all among the Fund's largest holdings -- were particularly strong.

Looking at stock sectors, the emphasis remained on technology, health care, financial services and business services. As for changes to the portfolio, last fall I established a modest position in utility stocks to provide some cushion for the Fund in the event of additional market downturns. Beyond that, I trimmed the exposure to technology-related stocks with especially high valuations and added a bit to cyclical, or economically sensitive, holdings.

STRATEGIST GROWTH FUND, INC.

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In the last report to  shareholders  six months  ago, I  mentioned  that the key influence on stocks would likely be the strength of corporate profits. As it turned out, earnings proved to be good on an overall basis. At this point (mid-August), the primary focus is on interest rates, which are up considerably since last fall. If they come down, or at least level off, I think stocks could well gain some ground in the months ahead. A continuation of the interest-rate upturn, however, would almost surely present a problem.


Gordon M. Fines

                                                           ANNUAL REPORT - 1999

(picture of) Keith Tufte
Keith Tufte
Portfolio manager

(picture of) Jim Johnson
Jim Johnson
Portfolio manager

From the Portfolio Managers

Strategist Special Growth

Strategist Special Growth Fund recovered from a bad start to produce a solid gain for the past fiscal year. For the 12 months -- August 1998 through July 1999 -- the Fund generated a total return of 19.02%. (Part of the return was in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

The stock market was in rapid retreat when the period began last year, as worries about a possible slump in corporate profits fueled widespread stock-selling. Most of the damage was done by the end of August, but by that time the Fund had lost more than 15% of its value.

Investors' moods brightened in the fall, though, as three reductions in short-term interest rates by the Federal Reserve restored some calm to the financial markets. Stocks wasted little time in responding, as they began a resolute advance that not only made up for the late-summer swoon but took the market to an all-time high in early January. The Fund largely kept up with the powerful pace of the market, gaining more than 30% from September through the end of the period in January.

From that point, a rise in long-term interest rates made the going tougher for the market. Still, the Fund was able to gain a little ground overall during the final six months of the period.

LARGE-CAPS LEAD AGAIN
As has been the case in recent years, large-capitalization growth stocks most often led the way during the market's advances. That worked to the advantage of the Fund, as it confines its investments to stocks of companies in the Standard & Poor's 500, a representative index of large-cap stocks. Among the Fund's biggest holdings for the period were: General Electric, Warner Lambert, Coca-Cola, Bristol Myers Squibb, Intel, MCI Worldcom, Pfizer, Lucent and Wal-Mart.

STRATEGIST GROWTH FUND, INC.

On a stock sector basis, the largest investment (about a quarter of assets) was in consumer non-cyclical stocks, which include the food, beverage and pharmaceutical areas. The rest of the portfolio was largely made up of technology (including computers, telecommunications), financial services (insurance, brokerage), consumer cyclical (retailing, housing) and utilities (electricity, telephone service).

Looking toward the current fiscal year, the investment environment has changed somewhat. While corporate profits are still generally good, the economy remains healthy and inflation has yet to pick up in a meaningful way, long-term interest rates are considerably higher than they were several months ago. While that doesn't guarantee trouble for stocks, it could make gains more difficult to come by. In any event, the Fund's focus will continue to be on large-cap stocks that our securities analysts believe have the best performance potential given the market conditions.


Keith Tufte


Jim Johnson

                                                           ANNUAL REPORT - 1999

The Fund's Long-term Performance

                How your $10,000 has grown in Strategist Growth Fund

$30,000





$20,000
                                                            S&P 500
                                                            Index


                                        Lipper Small Cap             $18,156
                                        Fund Index                Strategist
                                                                 Growth Fund


$10,000




6/1/96 7/96  11/96  3/97   7/97    11/97    3/98   7/98    11/98   3/99    7/99

Average Annual Total Return (as of July 31, 1999)
                        1 year           5 years          10 years
                        +20.30%          +24.56%           +18.37%

Assumes: Holding period from 6/1/96 to 7/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $0. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Growth Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, AXP Growth Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Growth Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

STRATEGIST GROWTH FUND, INC.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies are generally larger than those in which the Fund invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                                                           ANNUAL REPORT - 1999

The Fund's Long-term Performance

How your $10,000 has grown in Strategist Growth Trends Fund

$30,000





$20,000
                                                            S&P 500
                                                            Index


                                        Lipper Small Cap             $19,194
                                        Fund Index                Strategist
                                                              Growth Trends Fund


$10,000




6/1/96 7/96  11/96  3/97   7/97    11/97    3/98   7/98    11/98   3/99    7/99

Average Annual Total Return (as of July 31, 1999)
                        1 year           5 years          10 years
                        +19.92%          +23.41%           +18.80%

Assumes: Holding period from 6/1/96 to 7/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $1,632. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Growth Fund Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On May 13, 1996, AXP New Dimensions Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Growth Trends Portfolio. The performance information in the total return table, other than the 1 year average annual total return, represents performance of the predecessor fund prior to March 20, 1995 and of Class A shares of the predecessor fund from March 20, 1995 through May 13, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

STRATEGIST GROWTH FUND, INC.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies are generally larger than those in which the Fund invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

                                                           ANNUAL REPORT - 1999

The Fund's Long-term Performance

How your $10,000 has grown in Strategist Special Growth Fund

$30,000





$20,000
                                                            S&P 500
                                                            Index


                                                                       $18,803
                                                                     Strategist
                                                             Special Growth Fund


$10,000




9/1/96  11/96  3/97   7/97    11/97    3/98   7/98    11/98   3/99    7/99


Average Annual Total Return (as of July 31, 1999)
                        1 year      Since inception*
                        +19.02%          +22.70%

*Inception date was Aug. 19, 1996.

Assumes: Holding period from 9/1/96 to 7/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $5,347. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Standard & Poor's 500 Index (S&P 500 Index). Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 Index companies are generally larger than those in which the Fund invests.

STRATEGIST GROWTH FUND, INC.

The  financial   statements   contained  in  Post-Effective   Amendment  #8  to
Registration Statement No. 33-63905 filed on or about September 27, 1999, are incorporated herein by reference.

Federal Income Tax Information
The Funds are required by the Internal Revenue Code of 1986 to tell their shareholders about the tax treatment of the dividends they pay during their fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Strategist Growth Trends Fund
Fiscal year ended July 31, 1999

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.07438

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                            $2.44616
Total distributions                      $2.52054

The distribution of $2.52054 per share, payable Dec. 23, 1998, consisted of $0.07438 derived from net investment income, and $2.44616 from net long-term capital gains.

                                                           ANNUAL REPORT - 1999

Strategist Special Growth Fund
Fiscal year ended July 31, 1999

Income distribution taxable as dividend income, 15.12% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.76344

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                            $0.03357
Total distributions                      $0.79701

The distribution of $0.79701 per share, payable Dec. 23, 1998, consisted of $0.02590 derived from net investment income, $0.73754 from net short-term capital gains (a total of $0.76344 taxable as dividend income) and $0.03357 from net long-term capital gains.

STRATEGIST GROWTH FUND, INC.

American Express Financial Advisors Inc., Distributor


                                                               S-6134 E (9/99)


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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.